Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Other comprehensive income (loss)
Changes in unrealized gains/losses on forward exchange contracts, deferred income taxes	$ (578)	$ 67	$ 554